COVID 19 Risks and Uncertainties	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Blade Urban Air Mobility [Member]
COVID 19 Risks and Uncertainties

Note 10 – COVID‑19 Risks and Uncertainties

COVID‑19, which was declared a global health pandemic by the World Health Organization in March 2020, has driven the implementation and continuation of significant, government-imposed measures to prevent or reduce its spread, including travel restrictions, “shelter in place” orders and business closures. Consequently, the Company has experienced a decline in the demand for its passenger services due to travel restrictions significantly reducing the number of commercial airline passengers and office closures that required many people to work from home. As a result of this decline, the Company paused its airport service beginning in March 2020 and significantly reduced the number of its Northeast commuter flights. In addition, the Company did not renew certain agreements with its operators for some charter services that were in effect prior to COVID- 19. Despite the decline in its core business, the Company saw an increase in demand for its MediMobility organ transport and jet business during the pandemic. The Company believes that its flights on jet aircraft, operating from private terminals with no more than 16 passengers (to avoid commercial airport terminals), appealed to its fliers. The Company also launched BLADE Essential Ground Connect, the Company’s ground transportation service, during the pandemic and Blade implemented new measures to focus on the personal safety of its air and ground passengers.

Additionally, the Company implemented measures to focus on the personal safety of its passengers. These measures include, but are not limited to, the following: (i) enhanced aircraft cleaning procedures, including electrostatic decontamination of aircraft between flights; (ii) checking temperature and blood oxygen saturation levels upon check in for all passengers at BLADE terminals; (iii) requiring proof of a negative COVID‑19 test result administered within 48 hours prior to departure for all shared jet flights; and (iv) requiring onsite COVID‑19 testing or proof of a negative COVID‑19 test result administered within 48 hours prior to departure for all scheduled jet flights.

With respect to its service, the Company enforces enhanced health and safety protocols among the fleet of vehicles it uses for this service, including equipping all vehicles with partitions between the passengers and driver, conducting temperature and blood oxygen level checks on the drivers, and deep cleaning the vehicles before and after each trip.

With the reduction in revenue, the Company has implemented cost savings initiatives, such as delaying non-essential projects and reducing or suspending other discretionary spending.

Note 13 — COVID‑19

COVID‑19, which was declared a global health pandemic by the World Health Organization in March 2020, has driven the implementation and continuation of significant, government-imposed measures to prevent or reduce its spread, including travel restrictions, “shelter in place” orders and business closures. Consequently, the Company has experienced a decline in the demand for its passenger services due to travel restrictions significantly reducing the number of commercial airline passengers and office closures that required many people to work from home. As a result of this decline, the Company paused its airport service beginning in March 2020 and significantly reduced the number of its Northeast commuter flights. In addition, the Company did not renew certain agreements with its operators for some charter services that were in effect prior to COVID‑19. Despite the decline in its core business, the Company saw an increase in demand for its MediMobility (organ transport), jet charter, shared charter and by-the-seat jet services during the pandemic. The Company believes that its flights on jet aircraft, operating from private terminals with no more than 16 passengers, appealed to its fliers.

Additionally, the Company implemented measures to focus on the personal safety of its passengers. These measures include, but are not limited to, the following: (i) enhanced aircraft cleaning procedures, including electrostatic decontamination of aircraft between flights; (ii) checking temperature and blood oxygen saturation levels upon check in for all passengers at BLADE terminals; (iii) requiring proof of a negative COVID‑19 test result administered within 48 hours prior to departure for all shared jet flights; and (iv) requiring onsite COVID‑19 testing or proof of a negative COVID‑19 test result administered within 48 hours prior to departure for all scheduled jet flights.

The Company also launched BLADE Essential Ground Connect, its ground transportation service, during the pandemic. The Company believes it differentiates itself from other ground transportation providers by enforcing enhanced health and safety protocols among the fleet of vehicles it uses for this service, including equipping all vehicles with partitions between the passengers and driver, conducting temperature and blood oxygen level checks on the drivers, and deep cleaning the vehicles before and after each trip.

With the reduction in revenue, the Company has implemented cost savings initiatives, such as delaying non-essential projects and reducing or suspending other discretionary spending.